Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Critical accounting estimates and judgements
Derivative financial assets	$ 316	$ 1,576	$ 20
Impairment loss of goodwill	0	0
Goodwill	$ 53,136	$ 16,735	$ 16,735